Issued capital	6 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Issued capital
Note 17. Issued capital

	Consolidated
	31 Dec 2024	30 Jun 2024	31 Dec 2024	30 Jun 2024
	Shares	Shares	US$'000	US$'000

Ordinary shares - fully paid and unrestricted	213,504,987	186,367,686	1,985,104	1,764,289
Movements in ordinary share capital

Details	Date	Shares	US$'000

Opening balance as at	1 July, 2024	186,367,686	1,764,289
Shares issued under the ATM Facility		25,407,471	221,767
Share based payment - Vested shares		1,729,830	5,852
Capital raise costs		-	(6,804)

Closing balance as at	31 December, 2024	213,504,987	1,985,104
At-the-market Facility
On 15 May 2024, IREN Limited filed a registration statement, including an accompanying prospectus, that provided IREN Limited with the option, but not the obligation, to sell up to an aggregate of $500,000,000 of its ordinary shares pursuant to the Sales Agreement.
Loan-funded shares
As at 31 December 2024, there are 901,311 (30 June 2024: 1,496,768) loan funded shares. The total number of ordinary shares outstanding (including the loan funded shares) is 214,406,298 as at 31 December 2024 (30 June 2024: 187,864,454).